Consolidated Statements Of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Consolidated Statements Of Operations [Abstract]
Net sales	$ 688,403	$ 693,711	$ 607,493
Costs and expenses:
Cost of sales	418,879	424,846	361,942
Selling, general and administrative expenses	186,079	182,530	157,348
Amortization of intangible assets	13,322	11,982	11,633
Interest expense, net	2,340	2,493	3,977
Other (income) expenses, net	(3,901)	(5,098)	2,928
Total costs and expenses	616,719	616,753	537,828
Earnings before income tax	71,684	76,958	69,665
Income tax expense	24,805	24,457	24,819
Net earnings	$ 46,879	$ 52,501	$ 44,846
Earnings per share:
Basic - Net earnings	$ 1.76	$ 1.97	$ 1.70
Diluted - Net earnings	$ 1.73	$ 1.95	$ 1.68
Average common shares outstanding (in thousands):
Basic	26,699	26,588	26,450
Diluted	27,030	26,903	26,738